FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Interest Rate Swap Transactions	The following table summarizes the terms of interest rate swaps effective as of June 30, 2025:

Instrument (in thousands of $)	Notional amount (1)	Maturity Dates	Fixed Interest Rates
Interest rate swaps:
Receiving Floating, pay fixed	580,545	Feb-2027 to May-2029	2.69% to 3.99%

(i) The notional amount presented above reflects interest rate swaps effective as of June 30, 2025 and increases to $928.8 million when interest rate swaps that have been entered into but are not yet effective are considered.

Carrying Value and Estimated Fair Value of Financial Instruments
The carrying value and estimated fair value of our financial instruments were as follows:

		June 30, 2025		December 31, 2024
(in thousands of $)	Fair value hierarchy	Carrying value	Fair value	Carrying value	Fair value
Non-derivatives:
Cash and cash equivalents(1)	Level 1	109,206	109,206	165,274	165,274
Restricted cash	Level 1	502	502	446	446
Trade accounts and other receivables(2)	Level 1	2,917	2,917	1,838	1,838
Trade accounts payable(2)	Level 1	(8,463)	(8,463)	(19,608)	(19,608)
EU ETS obligation(3)	Level 1	(3,606)	(3,606)	(2,313)	(2,313)
Current portion of long-term debt and short-term debt (4) (5)	Level 2	(79,255)	(79,255)	(143,328)	(143,328)
Long-term debt (5)	Level 2	(1,321,803)	(1,321,803)	(1,178,361)	(1,178,361)
Derivatives:
Interest rate swap assets (6)	Level 2	2,140	2,140	7,676	7,676
Interest rate swap liabilities (6)	Level 2	3,285	3,285	—	—

(1) The carrying value of cash and cash equivalents, which are highly liquid, is a reasonable estimate of fair value.

(2) The carrying values of trade accounts receivable and other receivables and trade accounts payable approximate fair values because of the near term maturity of these instruments.

(3) As part of the EU ETS requirements for the period ended June 30, 2025 and year ended December 31, 2024, the Company recorded an obligation related to EU ETS which was included as part of "Other current liabilities" and "Other non-current liabilities". The fair value of the obligation is estimated using the fair market value of an EUA that is traded on a regulated energy exchange.

(4) The carrying amounts of the current portion of long-term debt and short-term debt approximate fair values because of the near-term maturity of these instruments.

(5) Our debt obligations are recorded at amortized cost in the unaudited condensed consolidated balance sheets. The amounts presented in the table above, are gross of the deferred charges amounting to $15.7 million as of June 30, 2025 (December 31, 2024: $15.8 million).

(6) Derivative assets are presented within other non-current assets and derivative liabilities are presented within other current liabilities on the unaudited condensed consolidated balance sheets.